Provision for de-characterization of dam structures and asset retirement obligations (Tables)	6 Months Ended
Jun. 30, 2024
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

Total
Balance as of December 31, 2023	3,451
Revision to estimates	(131)
Disbursements	(251)
Monetary and present value adjustments	91
Translation adjustment	(422)
Balance as of June 30, 2024	2,738

Schedule of changes in the provision of asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Liability by geographical area
Brazil	1,914	2,415	6.41%	5.47%	2132	2132
Canada	1,529	1,592	1.47%	1.30%	2150	2150
Oman	159	158	3.46%	3.19%	2035	2035
Other regions	100	114	2.43%	2.04%	-	-
	3,702	4,279
Operating plants	2,869	3,155
Closed plants	833	1,124
	3,702	4,279

Schedule of provision changes during the year

	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2023	3,779	500	4,279
Disbursements	(85)	(36)	(121)
Revision to estimates	(201)	17	(184)
Monetary and present value adjustments	65	12	77
Translation adjustment	(294)	(55)	(349)
Balance as of June 30, 2024	3,264	438	3,702